S000026520 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	196 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.09%	12.15%	12.17%
MSCI World Value Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	20.79%	11.35%	9.23%
Lipper Global Equity Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	23.35%	10.11%	8.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		19.71%	11.14%	8.25%
Performance Inception Date					Sep. 15, 2009
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.64%	10.31%	7.43%
Performance Inception Date					Sep. 15, 2009
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.62%	8.63%	6.45%
Performance Inception Date					Sep. 15, 2009
Class C
Prospectus [Line Items]
Average Annual Return, Percent		26.08%	11.61%	8.24%
Performance Inception Date					Sep. 15, 2009
Class I
Prospectus [Line Items]
Average Annual Return, Percent		27.36%	12.74%	9.16%
Performance Inception Date					Sep. 15, 2009

[1]	An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries.
[2]	An index designed to measure the performance of large and mid-cap securities exhibiting overall value style characteristics across 23 developed market countries.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Global Equity Income Funds Classification.